Net Earnings per Share - Summary of Net Earnings per Share (Parenthetical) (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Diluted weighted average share, stock options excluded due to their anti-dilutive effect	0	658,000
Diluted weighted average share, equity-settled PSUs excluded due to their anti-dilutive effect	0	137,000